Note 3 - Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of associates and joint ventures [text block]
Associates	Ownership interest	Location	Classification and accounting method
Dolly Varden	12.26%	BC, Canada	Associate; equity method
UMS	25.00%	BC, Canada	Associate; equity method